Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segments
Segments
Our reporting segments have been determined based on the nature of the products and services offered to customers or the nature of their function in the organization. We evaluate performance based on the gross profit and operating income (loss). The Company does not identify or allocate its assets by operating segments.
Segment information is as follows (in thousands):

	Three Months Ended March 31,
	2019	2018
Revenue by segment:
Diagnostic Services	$11,726	$12,025
Diagnostic Imaging	2,523	2,842
Mobile Healthcare	9,663	10,598
Condensed consolidated revenue	$23,912	$25,465

Gross profit by segment:
Diagnostic Services	$2,581	$2,247
Diagnostic Imaging	786	1,245
Mobile Healthcare	614	1,115
Condensed consolidated gross profit	$3,981	$4,607

Loss from continuing operations by segment:
Diagnostic Services	$1,736	$993
Diagnostic Imaging	343	619
Mobile Healthcare	(623)	(51)
Unallocated corporate and other expenses	(2,591)	(3,170)
Condensed consolidated loss from continuing operations	$(1,135)	$(1,609)

Depreciation and amortization by segment:
Diagnostic Services	$304	$596
Diagnostic Imaging	78	74
Mobile Healthcare	1,427	1,592
Total depreciation and amortization	$1,809	$2,262

Segments
As of December 31, 2018, our business is organized into three reportable segments:
1.Diagnostic Services
2.Diagnostic Imaging
3.Mobile Healthcare
For discussion purposes, we categorized our Diagnostic Services and Mobile Healthcare reportable segments as “Services,” and our Diagnostic Imaging reportable segment as “Product and Product-Related.”
Diagnostic Services. Through Diagnostic Services, we offer a convenient and economically efficient imaging and monitoring services program as an alternative to purchasing equipment or outsourcing the procedures to another physician or imaging center. For physicians who wish to perform nuclear imaging, echocardiography, vascular or general ultrasound tests, we provide the ability for them to engage our services, which includes the use of our imaging system, qualified personnel, and related items required to perform imaging in their own offices and bill Medicare, Medicaid, or one of the third-party healthcare insurers directly for those services. These services are primarily provided to smaller cardiology and related physician practice customers, though we do provide some services to hospital systems.
Diagnostic Imaging. Through Diagnostic Imaging, we sell our internally developed solid-state gamma cameras and camera maintenance contracts. Our systems include nuclear cardiac imaging and general purposes nuclear imaging as well. We sell our imaging systems to physician offices and hospitals primarily in the United States, although we have sold a small number of imaging systems internationally.
Mobile Healthcare. Through Mobile Healthcare, we provide contract diagnostic imaging, including PET, CT, MRI, and healthcare expertise to hospitals, integrated delivery networks (“IDNs”), and federal institutions on a long-term contract basis, but can also provide provisional services to institutions that are in transition. These services are provided primarily when there is a cost, ease, and efficiency component of providing the services directly rather than owning and operating the related services and equipment directly by our customers.
Our reporting segments have been determined based on the nature of the products and services offered to customers or the nature of their function in the organization.
We evaluate performance based on the gross profit and operating income (loss) excluding litigation reserve expense, goodwill impairment, and transaction and integration costs. The Company does not identify or allocate its assets by operating segments. Accordingly, assets are not being reported by segment because the information is not available by segment and is not reviewed in the evaluation of performance or making decisions in the allocation of resources. Our operating costs included in our shared service functions, which primarily consist of senior executive officers, finance, human resources, legal, and information technology, are allocated to our segments. During the first quarter of 2018, we have classified the results of our MDSS segment as discontinued operations in our consolidated statement of operations for all periods presented. Accordingly, segment results have been recast for all periods presented to reflect MDSS as discontinued operations. As costs of shared service functions previously allocated to MDSS are not allocable to discontinued operations, prior period corporate costs have been reallocated amongst the continuing reportable segments.
Segment information for the years ended December 31, 2018 and 2017 is as follows (in thousands):

	Year ended December 31,
	2018	2017
Revenue by segment:
Diagnostic Services	$49,256	$49,016
Diagnostic Imaging	11,983	12,081
Mobile Healthcare	42,941	43,535
Consolidated revenue	$104,180	$104,632
Gross profit by segment:
Diagnostic Services	$9,447	$9,942
Diagnostic Imaging	5,142	5,036
Mobile Healthcare	3,682	6,218
Consolidated gross profit	$18,271	$21,196
Income (loss) from operations by segment:
Diagnostic Services	$732	$(134)
Diagnostic Imaging	(304)	(1,097)
Mobile Healthcare	(3,990)	(2,563)
Segment loss from operations	$(3,562)	$(3,794)
Loss on sale of buildings (1)	(507)	—
Goodwill impairment (2)	(476)	(166)
Litigation reserve (3)	—	(1,339)
Consolidated loss from operations	$(4,545)	$(5,299)

(1) Reflects loss on sale of land and buildings in our Fargo, North Dakota location. See Note 5. Supplementary Balance Sheet Information, for further information
(2) See Note 7. Goodwill, for further information.
(3) See Note 9. Commitments and Contingencies, for further information.
Geographic Information. The Company’s sales to customers located outside the United States for the years ended December 31, 2018 and 2017 was $1.2 million and $1.0 million, respectively. All of our long-lived assets are located in the United States.